Intangibles, Net (Details) - USD ($)	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule of intangibles, net [Abstract]
Accumulated amortization		$ (27,755)	$ (8,582)
Total intangible assets, net	$ 541,965	554,839	537,884
STC costs [Member]
Schedule of intangibles, net [Abstract]
Total intangible assets	455,901	455,901	414,226
Accumulated amortization
Total intangible assets, net	455,901	455,901	414,226
Software [Member]
Schedule of intangibles, net [Abstract]
Total intangible assets	85,275	85,275	82,240
Accumulated amortization	(49,211)	(36,337)	(8,582)
Total intangible assets, net	36,064	48,938	73,658
FAA licenses [Member]
Schedule of intangibles, net [Abstract]
Indefinite-lived intangible assets	$ 50,000	$ 550,000	$ 50,000